Non-current financial debt (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 23,583	$ 18,075
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	359	178
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,173	345
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,997	3,168
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,194	1,000
Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,485	628
Later than five years and not later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		2,442
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 13,375
Later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 10,314